                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

March 1, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Value Fund
                of Oppenheimer Series Fund, Inc. (the "Registrant")
                Reg. No. 2-75276; File No. 811-3346

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 46 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on February 26, 2007.

                                             Very truly yours,

                                             /s/ Amee Kantesaria
                                             Amee Kantesaria
                                             Assistant Vice President and
                                             Assistant Counsel
                                             212.323.5217
                                             akantesaria@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann